Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands	Ordinary shares Class A CNY (¥) shares		Ordinary shares Class A USD ($) shares	Ordinary shares Class B CNY (¥) shares	Ordinary shares Class B USD ($) shares	Ordinary shares Class C CNY (¥) shares	Ordinary shares Class C USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated other comprehensive income/(loss) USD ($)	Accumulated (deficit) /income CNY (¥)	Accumulated (deficit) /income USD ($)	Total shareholders’ equity attributable to Fangdd Network Group Ltd. CNY (¥)	Total shareholders’ equity attributable to Fangdd Network Group Ltd. USD ($)	Non- controlling interests CNY (¥)	Non- controlling interests USD ($)	CNY (¥)	USD ($)
US$ (Note 2.7) (in Dollars)	¥ 1							¥ 5,051,631		¥ (393,841)		¥ (4,557,675)		¥ 100,116		¥ (4,722)		¥ 95,394
Balance at Dec. 31, 2022	¥ 1							5,051,631		(393,841)		(4,557,675)		100,116		(4,722)		95,394
Balance (in Shares) at Dec. 31, 2022 | shares	1,850,866,648		1,850,866,648	619,938,058	619,938,058	75,000	75,000
Net income/(loss) for the period												9,458		9,458		(97)		9,361
Share-based compensation								82						82				82
Share-based compensation (in Shares) | shares	5,394,150		5,394,150
Capital contribution from non-controlling shareholder																561		561
Acquisition of additional interests in subsidiaries																1		1
Disposal of subsidiaries																14		14
Issuance of ordinary shares (in Shares) | shares	120,811,500		120,811,500			5,625,000	5,625,000
Issuance of ordinary shares								264						264				264
Conversion of class B ordinary shares to class A ordinary shares
Conversion of class B ordinary shares to class A ordinary shares (in Shares) | shares	129,519,698		129,519,698	(129,519,698)	(129,519,698)
Issuance of convertible promissory note								4,343						4,343				4,343
Conversion of convertible promissory note	¥ 13							140,709						140,722				140,722
Conversion of convertible promissory note (in Shares) | shares	18,750,000,000		18,750,000,000
Foreign currency translation adjustments										1,267				1,267				1,267
Balance at Jun. 30, 2023	¥ 14							5,197,029	$ 716,703	(392,574)	$ (54,138)	(4,548,217)	$ (627,228)	256,252	$ 35,339	(4,243)	$ (585)	252,009	$ 34,754
Balance (in Shares) at Jun. 30, 2023 | shares	20,856,591,996		20,856,591,996	490,418,360	490,418,360	5,700,000	5,700,000
US$ (Note 2.7) (in Dollars)	¥ 14							5,197,029	716,703	(392,574)	(54,138)	(4,548,217)	(627,228)	256,252	35,339	(4,243)	(585)	252,009	34,754
US$ (Note 2.7) (in Dollars)	17							5,243,416		(398,160)		(4,649,428)		195,845		(4,348)		191,497
Balance at Dec. 31, 2023	¥ 17							5,243,416		(398,160)		(4,649,428)		195,845		(4,348)		191,497
Balance (in Shares) at Dec. 31, 2023 | shares	33,312,108,296		33,312,108,296	490,418,360	490,418,360	7,071,427	7,071,427
Net income/(loss) for the period												17,385		17,385		(974)		16,411	2,257
Exercise of share options under share-based compensation (in Shares) | shares	500,000		500,000
Exercise of share options under share-based compensation		[1]
Share-based compensation								11						11				11
Acquisition of subsidiaries with non-controlling interests																1,920		1,920
Capital contribution from non-controlling shareholder																1,238		1,238
Foreign currency translation adjustments										320				320				320	44
Balance at Jun. 30, 2024	¥ 17		$ 2					5,243,427	721,520	(397,840)	(54,745)	(4,632,043)	(637,390)	213,561	29,387	(2,165)	(298)	211,396	29,089
Balance (in Shares) at Jun. 30, 2024 | shares	33,312,608,296		33,312,608,296	490,418,360	490,418,360	7,071,427	7,071,427
US$ (Note 2.7) (in Dollars)	¥ 17		$ 2					¥ 5,243,427	$ 721,520	¥ (397,840)	$ (54,745)	¥ (4,632,043)	$ (637,390)	¥ 213,561	$ 29,387	¥ (2,165)	$ (298)	¥ 211,396	$ 29,089

[1]	Less than 1 after in thousand and rounding